MERIDIAN FUND, INC.
October 9, 2009

To Our Shareholders:

Stocks posted strong gains during the third quarter based on further stabilization of the financial system and positive economic signs. The S&P 500 advanced 15.0%, the NASDAQ 15.7% and the Russell 2000 18.9%. Stocks of highly leveraged cyclical companies, in general, performed best, regardless of the sector. The best performing groups during the quarter included full line insurance, recreational products and mortgage finance. The mobile telecommunication, alternative fuels and renewable energy equipment were among the worst performing sectors. The yield on the ten-year Treasury bond declined from 3.53% to 3.31% during the quarter.

Gross Domestic Product declined 0.7% in the second quarter, an improvement over previous periods. The economy has stabilized and is showing modest signs of growth in most areas. Housing prices, consumer spending, industrial production and construction spending have improved in recent months. Monetary and fiscal policy remain expansionary, interest rates remain low and inflation is not an issue at this point. We expect the economy to show modest growth for the balance of 2009 and through 2010. It’s questionable, however, whether growth will be sufficient to reduce the rate of unemployment or make a dent in the swelling deficit. We need policies that encourage business to invest, hire workers and remain competitive in world markets. Tax hikes and deficit-increasing entitlement programs are not the medicine for an economy approaching 10% unemployment.

Long-term investment results, history clearly shows, are improved by buying good companies or mutual funds or adding to existing positions during difficult stock market environments. We welcome those new shareholders who joined the Meridian Funds during the quarter and appreciate the continued confidence of our existing shareholders.

Richard F. Aster, Jr.

Meridian Equity Income Fund® (MEIFX)

The Meridian Equity Income Fund’s net asset value per share at September 30, 2009 was $8.26. This represents an increase of 14.3% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, January 31, 2005, were 0.7% and 0.2%, respectively. At the close of the quarter, total net assets were $24,397,025 and were invested 5.3% in cash and other assets net of liabilities and 94.7% in stocks. As of the date of this letter there were 517 shareholders.

Our basic strategy remains unchanged. The Fund continues to seek to invest in companies with above average yields and strong financial returns that, in our opinion, have the ability to grow dividends. The severe downturn in the economy and corporate profits resulted in dividend cuts for companies which, previously, were considered safe. Dividends for good companies, however, have stabilized and, hopefully, will begin to grow again, as the economy picks up. The Fund is diversified with 58 positions representing 58 different industry groups. At the end of the September 2009 quarter, the portfolio’s average holding had a 5-year-average return on equity of 21.8% and an average dividend yield of 3.5%; both measures substantially higher than the average S&P 500 stock. The average position had a market capitalization of $24.1 billion, a debt ratio of 39.2% and earnings per share that are projected to increase annually 8.1% during the next several years. We believe these financial characteristics will lead to positive long-term returns for the Fund.

During the quarter we purchased shares of AFLAC, Buckle, Broadridge Financial Solutions, Constellation Energy Group, Hudson City Bancorp, Nucor, NYSE Euronext, Pharmaceutical Product Development and Ryder System. We sold our shares in CBS, Harley-Davidson, Johnson Controls, Tiffany and Vulcan Materials.

The Coca-Cola Company has been in the Equity Income Fund for some time. It meets our criteria for a sound long-term investment on most fronts. Coca-Cola has well known brands with leading market share positions, a strong international presence, both in developed and developing countries, and strong financial characteristics. The company has a yield of 3% supported by substantial free cash flow, a strong balance sheet and a high return on invested capital. Modest growth will be achieved through market share gains; particularly in developing countries and acquisitions. Coca-Cola is well managed and we believe the shares will provide investors with a positive and stable return.

Meridian Growth Fund® (MERDX)

The Meridian Growth Fund’s net asset value per share at September 30, 2009 was $31.96. This represents an increase of 27.5% for the calendar year to date. The Fund’s total return and average annual compound rate of return since inception, August 1, 1984, were 1,657.5% and 12.1%, respectively. At the close of the quarter, total net assets were $1,367,288,616 and were invested 5.4% in cash, cash equivalents and other assets net of liabilities and 94.6% in stocks. As of the date of this letter there were 61,750 shareholders.

Stocks have advanced sharply since March and valuations, in our view, more accurately reflect the pending recovery. We believe performance, going forward, will depend more on stock selection. Our portfolio is diversified with small and medium sized growth stocks that, for the most part, have good growth prospects, strong financial positions and sell at reasonable valuations. We are somewhat over-weighted in technology, specifically software. These companies have established franchises, good financial characteristics, significant international exposure and excellent growth prospects, particularly in emerging markets.

During the quarter we purchased shares of BMC Software, Cameco, J.B. Hunt Transport Services and Valspar. We sold our shares in C.R. Bard, Jack In The Box, Ross Stores and VeriSign.

Dun & Bradstreet Corporation is the long time industry leader, with 50% market share worldwide, in providing financial information for private and public companies. Businesses use the information primarily to track the credit history of customers and to get contact data for prospecting new clients. The breadth, depth and quality of Dun & Bradstreet’s database give it a competitive advantage which will be difficult to replicate. Dun & Bradstreet, in our opinion, will grow faster than the industry through expansion into international markets, developing new product categories and accessing other business segments, where available information is limited. Most of its services can now be subscribed to via the internet. The company has an experienced management team with a strong track record. The shares sell at an attractive valuation given the company’s balance sheet, financial returns, long-term growth prospects and free cash flow yield.

Meridian Value Fund® (MVALX)

The Meridian Value Fund’s net asset value per share at September 30, 2009 was $23.83. This represents an increase of 16.8% for the calendar year to date. The Fund’s total return and average compounded annual rate of return since June 30, 1995, were 559.6% and 14.2%, respectively. The comparable period returns for the S&P 500 with dividends were 149.8% and 6.6%, respectively. At the close of the quarter, total net assets were $939,027,530 and were invested 4.4% in cash, cash equivalents and other assets net of liabilities and 95.6% in stocks. As of the date of this letter there were 55,179 shareholders.

Our investment strategy remains unchanged. We continue to seek out-of-favor companies exemplified by an extended period of declining earnings. Most of the problems are economic- related at this point. We continue to believe that current conditions present the Meridian Value Fund with a unique opportunity. We have, in our opinion, purchased excellent companies, both large and small, at attractive valuations. In normal economic conditions, such companies rarely fall out of favor. These are companies, in most cases, with leading and defensible market positions, high returns on invested capital, strong balance sheets and proven management teams. We believe the Fund is positioned for positive returns during the next several years. We hold 58 positions, representing 31 industry groups. We continue to invest in companies of all market capitalizations and our largest areas of concentration are retail, technology and healthcare products.

During the quarter we purchased shares of BioMarin Pharmaceutical, Curtis-Wright, Lincoln Electric and Sunpower. We sold our positions in Burger King, Chevron, Marvel Entertainment and VeriSign.

The Travelers Companies is the number two commercial property and casualty insurer behind embattled AIG. The company maintains conservative underwriting standards, a low risk investment portfolio and strong capital levels. Premium growth has been hampered by soft industry pricing and economic contraction. Additionally, the investment portfolio yields decreased due to low interest rates and the depressed investment environment. We believe the company is well positioned to resume earnings growth through market share gains from troubled peers, a better economy causing businesses to increase insurance coverage and a return to more normal pricing and investment yields. Travelers’ shares represent a good value; trading near its forty seven dollar book value and at less than seven times earnings power, which is in excess of seven dollars per share.

Miscellaneous

The Meridian Funds are no-load and there are no transaction fees or commissions charged when purchased directly through our transfer agent, PNC Global Investment Servicing (U.S.), Inc. This can be a very cost-effective method to purchase shares of the Meridian Funds for shareholders who do not need the services of a broker-dealer and for long-term investors that make multiple purchases.

We have added a new E-mail Alerts feature to our website at www.meridianfund.com. When you sign up for E-mail Alerts you will receive notification of news items, shareholder reports, SEC filings, and other information regarding the Meridian Funds.

The information provided in this report should not be considered investment advice or a recommendation to purchase or sell any particular security. There is no assurance that any securities discussed herein will remain in a particular Fund’s portfolio at the time you receive this report or that securities sold have not been repurchased. Securities discussed are presented as illustrations of companies that fit a particular Fund’s investment strategy and do not represent a Fund’s entire portfolio and in the aggregate may represent only a small percentage of a Fund’s portfolio holdings. It should not be assumed that any of the securities transactions or holdings discussed were or will prove to be profitable, or that investment decisions Fund management makes in the future will be profitable or will equal the investment performance of the securities discussed herein. Management’s views presented herein and any discussion of a particular Fund’s portfolio holdings or performance are as of September 30, 2009 and are subject to change without notice.

Meridian Equity Income Fund
Summary of Portfolio Holdings
September 30, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Retail	1.8%	$450,424
Soft Drinks	1.8	434,970
Commercial Printing	1.7	425,519
Data Processing & Outsourced Services	1.7	424,440
Aerospace/Defense	1.7	422,370
Consumer Products	1.7	421,707
Paper & Packaging	1.7	421,362
Telecommunications Equipment	1.7	421,120
Computer Hardware	1.7	420,681
Distributors	1.7	418,089
Insurance-Property & Casualty	1.7	417,698
Electrical Components & Equipment	1.7	415,800
Personal Products	1.7	413,219
Apparel Retail	1.7	413,094
Apparel Accessories & Luxury Goods	1.7	412,851
Machinery-Construction, Farm & Heavy Trucks	1.7	410,640
Pharmaceuticals	1.7	410,094
Semiconductors	1.7	409,502
Steel	1.7	408,987
Office Services & Supplies	1.7	408,894
Environmental Facilities & Services	1.7	408,236
Household Appliances	1.7	407,689
Building Products	1.7	407,148
Insurance Brokers	1.7	407,073
Application Software	1.7	406,255
Department Stores	1.7	406,182
Industrial Conglomerates	1.7	405,900
Food Distributors	1.7	405,055
Telecommunication Services-Integrated	1.7	404,610
Food & Meats-Packaged	1.7	404,558
Health Care Equipment & Supplies	1.6	403,326
Industrial Machinery	1.6	402,921
Home Improvement Retail	1.6	402,264

Meridian Equity Income Fund
Summary of Portfolio Holdings (continued)
September 30, 2009 (Unaudited)

Utilities-Gas	1.6%	$402,078
Household-Home Furnishings	1.6	402,065
Railroads	1.6	400,923
Distillers & Vintners	1.6	400,226
Chemicals-Diversified	1.6	398,871
REITs-Storage	1.6	398,772
Chemicals-Specialty	1.6	397,111
Air Freight & Logistics	1.6	396,137
Insurance-Life & Health	1.6	393,208
Tobacco	1.6	391,999
Energy	1.6	387,365
Health Care Technology	1.6	382,720
Consumer Finance	1.6	382,304
Health Care Services	1.6	379,562
Asset Management & Custody Banks	1.5	374,454
Restaurants	1.5	370,955
Oil & Gas-Refining & Marketing	1.5	367,005
Banking-Diversified Banks	1.5	365,552
Banking-Thrifts & Mortgage Finance	1.5	361,625
Electric Utilities	1.5	359,307
Brokerage & Money Management	1.5	356,460
Trucking	1.5	355,446
Diversified Capital Markets	1.5	355,347
Business Services	1.4	349,740
Food Retail	1.4	332,826
Cash & Other Assets, Less Liabilities	5.3	1,282,289

	100.0%	$24,397,025

Meridian Growth Fund
Summary of Portfolio Holdings
September 30, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Tech-Software	15.9%	$216,673,970
Retail	8.7	118,782,210
Energy	7.0	95,976,556
Technology	5.9	79,953,622
Industrial Conglomerates	5.6	76,077,325
Insurance Brokers	4.8	65,543,515
Business Services	4.3	58,240,478
Healthcare Products	4.0	55,292,927
Brokerage & Money Management	4.0	55,097,819
U.S. Government Obligations	3.7	49,994,740
Industrial Services	3.5	47,788,920
Chemicals-Specialty	2.5	34,753,989
Building Products	2.4	33,171,558
Banking-Diversified Banks	2.3	31,537,168
Restaurants	2.3	30,780,707
Consumer Services	2.2	30,291,573
Computer Hardware	2.0	27,783,864
Trucking	2.0	27,782,811
Automotive Wholesale Services	2.0	27,179,064
Distributors	1.9	26,270,343
REITs-Diversified	1.8	24,815,959
Healthcare Information Services	1.6	22,247,764
Leisure & Amusement	1.5	20,983,312
Cellular Communications	1.5	20,580,560
Healthcare Technology	1.4	19,275,000
Casino & Gaming	1.1	15,187,649
Air Freight & Logistics	1.1	14,446,650
Metals	1.0	13,722,080
Construction	0.3	3,956,762
Cash & Other Assets, Less Liabilities	1.7	23,099,721

	100.0%	$1,367,288,616

Meridian Value Fund
Summary of Portfolio Holdings
September 30, 2009 (Unaudited)

Portfolio Holdings by Category (% of total net assets)
Retail	9.7%	$90,850,094
Healthcare Products	7.5	70,199,688
Industrial Products	6.3	59,406,481
Technology	6.3	59,058,395
Energy	6.1	57,176,425
Tech-Software	4.5	41,809,238
Banking	4.0	37,288,922
Consumer Products	3.9	36,972,087
Semiconductors	3.8	36,071,751
Trucking	3.6	34,230,408
Leisure & Amusement	3.4	31,628,244
U.S. Government Obligations	2.7	24,997,403
Insurance	2.6	24,181,776
Asset Management & Custody Banks	2.5	23,952,860
Insurance Brokers	2.5	23,704,800
Brewers	2.4	22,232,156
Engineering & Construction	2.3	21,580,514
Home Improvement Retail	2.3	21,290,624
Environmental Facilities & Services	2.2	20,966,442
Brokerage & Money Management	2.2	20,952,198
REITs-Diversified	2.2	20,601,743
Utilities	2.2	20,301,195
Metals	2.1	20,208,140
Railroads	2.1	19,558,920
Business Services	2.1	19,539,210
Pipelines	1.9	18,149,776
Pharmaceuticals	1.3	11,909,296
Computer Hardware	1.2	11,469,519
Industrial Services	1.0	9,644,220
Industrial	0.9	8,911,343
Building Products	0.5	4,349,772
Biotechnology	0.0	19,000
Cash & Other Assets, Less Liabilities	1.7	15,814,890

	100.0%	$939,027,530

Meridian Equity Income Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.7%

AEROSPACE/DEFENSE - 1.7%
Boeing Co. (The)	7,800	$422,370

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,015	396,137

APPAREL ACCESSORIES & LUXURY GOODS - 1.7%
VF Corp.	5,700	412,851

APPAREL RETAIL - 1.7%
Buckle, Inc. (The)	12,100	413,094

APPLICATION SOFTWARE - 1.7%
Interactive Data Corp.	15,500	406,255

ASSET MANAGEMENT & CUSTODY BANKS - 1.5%
Federated Investors, Inc. Class B	14,200	374,454

BANKING-DIVERSIFIED BANKS - 1.5%
Bank of Hawaii Corp.	8,800	365,552

BANKING-THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	27,500	361,625

BROKERAGE & MONEY MANAGEMENT - 1.5%
T. Rowe Price Group, Inc.	7,800	356,460

BUILDING PRODUCTS - 1.7%
Valspar Corp.	14,800	407,148

BUSINESS SERVICES - 1.4%
Broadridge Financial Solutions, Inc.	17,400	349,740

CHEMICALS-DIVERSIFIED - 1.6%
Dow Chemical Co. (The)	15,300	398,871

CHEMICALS-SPECIALTY - 1.6%
Sensient Technologies Corp.	14,300	397,111

COMMERCIAL PRINTING - 1.7%
R. R. Donnelley & Sons Co.	20,015	425,519

COMPUTER HARDWARE - 1.7%
Diebold, Inc.	12,775	420,681

CONSUMER FINANCE - 1.6%
H & R Block, Inc.	20,800	382,304

CONSUMER PRODUCTS - 1.7%
Kimberly-Clark Corp.	7,150	421,707

DATA PROCESSING & OUTSOURCED SERVICES - 1.7%
Automatic Data Processing, Inc.	10,800	424,440

DEPARTMENT STORES - 1.7%
Nordstrom, Inc.	13,300	406,182

DISTILLERS & VINTNERS - 1.6%
Brown-Forman Corp. Class B	8,300	400,226

DISTRIBUTORS - 1.7%
Genuine Parts Co.	10,985	418,089

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	12,300	355,347

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	9,900	415,800

ELECTRICAL UTILITIES - 1.5%
Constellation Energy Group, Inc.	11,100	359,307

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

ENERGY - 1.6%
Chevron Corp.	5,500	$387,365

ENVIRONMENTAL FACILITIES & SERVICES - 1.7%
Waste Management, Inc.	13,690	408,236

FOOD DISTRIBUTORS - 1.7%
SYSCO Corp.	16,300	405,055

FOOD & MEATS-PACKAGED - 1.7%
Kraft Foods, Inc. Class A	15,400	404,558

FOOD RETAIL - 1.4%
SUPERVALU, Inc.	22,100	332,826

HEALTH CARE EQUIPMENT & SUPPLIES - 1.6%
Hillenbrand, Inc.	19,800	403,326

HEALTH CARE SERVICES - 1.6%
Pharmaceutical Product Development, Inc.	17,300	379,562

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	10,400	382,720

HOME IMPROVEMENT RETAIL - 1.6%
Home Depot, Inc.	15,100	402,264

HOUSEHOLD APPLIANCES - 1.7%
Stanley Works (The)	9,550	407,689

HOUSEHOLD-HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	20,725	402,065

INDUSTRIAL CONGLOMERATES - 1.7%
3M Co.	5,500	405,900

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	7,120	402,921

INSURANCE BROKERS - 1.7%
Willis Group Holdings, Ltd. (United Kingdom)	14,425	407,073

INSURANCE-LIFE & HEALTH - 1.6%
Aflac, Inc.	9,200	393,208

INSURANCE-PROPERTY & CASUALTY - 1.7%
Mercury General Corp.	11,545	417,698

MACHINERY-CONSTRUCTION, FARM & HEAVY TRUCKS - 1.7%
Caterpillar, Inc.	8,000	410,640

OFFICE SERVICES & SUPPLIES - 1.7%
Avery Dennison Corp.	11,355	408,894

OIL & GAS-REFINING & MARKETING - 1.5%
Sunoco, Inc.	12,900	367,005

PAPER & PACKAGING - 1.7%
Sonoco Products Co.	15,300	421,362

PERSONAL PRODUCTS - 1.7%
Nu Skin Enterprises, Inc. Class A	22,300	413,219

PHARMACEUTICALS - 1.7%
Johnson & Johnson	6,735	410,094

RAILROADS - 1.6%
Norfolk Southern Corp.	9,300	400,923

Meridian Equity Income Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

REITS-STORAGE - 1.6%
Public Storage REIT	5,300	$398,772

RESTAURANTS - 1.5%
McDonald’s Corp.	6,500	370,955

RETAIL - 1.8%
Mattel, Inc.	24,400	450,424

SEMICONDUCTORS - 1.7%
Intel Corp.	20,925	409,502

SOFT DRINKS - 1.8%
Coca-Cola Co. (The)	8,100	434,970

STEEL - 1.7%
Nucor Corp.	8,700	408,987

TELECOMMUNICATIONS EQUIPMENT - 1.7%
Harris Corp.	11,200	421,120

TELECOMMUNICATION SERVICES-INTEGRATED - 1.7%
AT&T, Inc.	14,980	404,610

TOBACCO - 1.6%
Reynolds American, Inc.	8,805	391,999

TRUCKING - 1.5%
Ryder System, Inc.	9,100	355,446

UTILITIES-GAS - 1.6%
AGL Resources, Inc.	11,400	402,078

TOTAL INVESTMENTS - 94.7% (Cost $24,419,310)		23,114,736

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.3%		1,282,289

NET ASSETS - 100.0%		$24,397,025

REIT - Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

Meridian Growth Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.6%

AIR FREIGHT & LOGISTICS - 1.1%
Expeditors International of Washington, Inc.	411,000	$14,446,650

AUTOMOTIVE WHOLESALE SERVICES - 2.0%
Copart, Inc.*	818,400	27,179,064

BANKING - DIVERSIFIED BANKS - 2.3%
Bank of Hawaii Corp.	759,200	31,537,168

BROKERAGE & MONEY MANAGEMENT - 4.0%
Affiliated Managers Group, Inc.*	458,400	29,800,584
T. Rowe Price Group, Inc.	553,550	25,297,235

		55,097,819

BUILDING PRODUCTS - 2.4%
Valspar Corp.	1,205,800	33,171,558

BUSINESS SERVICES - 4.3%
Dun & Bradstreet Corp.	465,400	35,053,928
Global Payments, Inc.	496,500	23,186,550

		58,240,478

CASINOS & GAMING - 1.1%
International Game Technology	707,060	15,187,649

CELLULAR COMMUNICATIONS - 1.5%
American Tower Corp. Class A*	565,400	20,580,560

CHEMICALS-SPECIALTY - 2.5%
RPM International, Inc.	1,879,610	34,753,989

COMPUTER HARDWARE - 2.0%
Diebold, Inc.	843,725	27,783,864

CONSTRUCTION - 0.3%
Granite Construction, Inc.	127,885	3,956,762

CONSUMER SERVICES - 2.2%
Rollins, Inc.	1,606,980	30,291,573

DISTRIBUTORS - 1.9%
Watsco, Inc.	487,300	26,270,343

ENERGY - 7.0%
Continental Resources, Inc.*	302,900	11,864,593
Core Laboratories NV	276,000	28,452,840
FMC Technologies, Inc.*	638,680	33,364,643
Noble Energy, Inc.	338,000	22,294,480

		95,976,556

HEALTHCARE INFORMATION SERVICES - 1.6%
Cerner Corp.*	297,430	22,247,764

HEALTHCARE PRODUCTS - 4.0%
DENTSPLY International, Inc.	803,400	27,749,436
Edwards Lifesciences Corp.*	393,985	27,543,491

		55,292,927

HEALTHCARE TECHNOLOGY - 1.4%
IDEXX Laboratories, Inc.*	385,500	19,275,000

INDUSTRIAL CONGLOMERATES - 5.6%
Airgas, Inc.	287,467	13,904,779
Cooper Industries Plc Class A	827,200	31,077,904
Dionex Corp.*	478,600	31,094,642

		76,077,325

INDUSTRIAL SERVICES - 3.5%
Republic Services, Inc.	1,059,726	28,156,920
Ritchie Bros. Auctioneers, Inc.	800,000	19,632,000

		47,788,920

Meridian Growth Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 4.8%
Brown & Brown, Inc.	1,717,150	$32,900,594
Willis Group Holdings, Ltd. (United Kingdom)	1,156,730	32,642,921

		65,543,515

LEISURE & AMUSEMENT - 1.5%
Royal Caribbean Cruises, Ltd.*	871,400	20,983,312

METALS - 1.0%
Cameco Corp.	493,600	13,722,080

REITS-DIVERSIFIED - 1.8%
Digital Realty Trust, Inc. REIT	542,900	24,815,959

RESTAURANTS - 2.3%
Cracker Barrel Old Country Store, Inc.	894,788	30,780,707

RETAIL - 8.7%
Bed Bath & Beyond, Inc.*	390,800	14,670,632
CarMax, Inc.*	833,800	17,426,420
Coach, Inc.	657,800	21,654,776
Family Dollar Stores, Inc.	698,100	18,429,840
Mattel, Inc.	1,772,700	32,724,042
PetSmart, Inc.	638,000	13,876,500

		118,782,210

TECHNOLOGY - 5.9%
Autodesk, Inc.*	854,400	20,334,720
NetApp, Inc.*	518,100	13,822,908
Trimble Navigation, Ltd.*	798,100	19,082,571
Zebra Technologies Corp. Class A*	1,030,213	26,713,423

		79,953,622

TECH-SOFTWARE - 15.9%
Adobe Systems, Inc.*	903,300	29,845,032
Advent Software, Inc.*	808,838	32,555,729
Blackbaud, Inc.	1,367,000	31,714,400
BMC Software, Inc.*	738,700	27,723,411
MICROS Systems, Inc.*	762,700	23,025,913
Nuance Communications, Inc.*	1,746,100	26,121,656
Solera Holdings, Inc.	1,014,700	31,567,317
Teradata Corp.*	513,100	14,120,512

		216,673,970

TRUCKING - 2.0%
J.B. Hunt Transport Services, Inc.	864,700	27,782,811

TOTAL COMMON STOCKS - 94.6% (Cost $1,134,745,415)		1,294,194,155

U.S. GOVERNMENT OBLIGATIONS - 3.7%
U.S. Treasury Bill @ .177%** due 10/22/09 (Face Value $15,000,000)		14,998,469
U.S. Treasury Bill @ .139%** due 10/29/09 (Face Value $35,000,000)		34,996,271

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $49,994,740)		49,994,740

TOTAL INVESTMENTS - 98.3% (Cost $1,184,740,155)		1,344,188,895

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%		23,099,721

NET ASSETS - 100.0%		$1,367,288,616

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Value Fund
Schedule of Investments
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.6%

ASSET MANAGEMENT & CUSTODY BANKS - 2.5%
Franklin Resources, Inc.	238,100	$23,952,860

BANKING - 4.0%
JPMorgan Chase & Co.	469,800	20,586,636
Wells Fargo & Co.	592,700	16,702,286

		37,288,922

BIOTECHNOLOGY - 0.0%
Talecris Biotherapeutics Holdings Corp.*	1,000	19,000

BREWERS - 2.4%
Molson Coors Brewing Co. Class B	456,700	22,232,156

BROKERAGE & MONEY MANAGEMENT - 2.2%
TD Ameritrade Holding Corp.*	1,067,900	20,952,198

BUILDING PRODUCTS - 0.5%
Simpson Manufacturing Co., Inc.	172,200	4,349,772

BUSINESS SERVICES - 2.1%
Broadridge Financial Solutions, Inc.	972,100	19,539,210

COMPUTER HARDWARE - 1.2%
Diebold, Inc.	348,300	11,469,519

CONSUMER PRODUCTS - 3.9%
Black & Decker Corp. (The)	465,900	21,566,511
Kimberly-Clark Corp.	261,200	15,405,576

		36,972,087

ENERGY - 6.1%
Apache Corp.	159,100	14,610,153
Exterran Holdings, Inc.*	199,650	4,739,691
Forest Oil Corp.*	493,900	9,665,623
SunPower Corp. Class A*	356,400	10,652,796
Transocean, Ltd.*	204,702	17,508,162

		57,176,425

ENGINEERING & CONSTRUCTION - 2.3%
KBR, Inc.	926,600	21,580,514

ENVIRONMENTAL FACILITIES & SERVICES - 2.2%
Waste Management, Inc.	703,100	20,966,442

HEALTHCARE PRODUCTS - 7.5%
Baxter International, Inc.	333,800	19,029,938
Boston Scientific Corp.*	882,600	9,346,734
Covidien Plc	406,600	17,589,516
Gen-Probe, Inc.*	244,500	10,132,080
Hologic, Inc.*	863,000	14,101,420

		70,199,688

HOME IMPROVEMENT RETAIL - 2.3%
Sherwin-Williams Co. (The)	353,900	21,290,624

INDUSTRIAL - 0.9%
Curtiss-Wright Corp.	261,100	8,911,343

INDUSTRIAL PRODUCTS - 6.3%
Cummins, Inc.	182,300	8,168,863
Franklin Electric Co., Inc.	491,700	14,097,039
Lincoln Electric Holdings, Inc.	200,400	9,508,980
Schnitzer Steel Industries, Inc. Class A	174,300	9,281,475
Sealed Air Corp.	934,800	18,350,124

		59,406,481

INDUSTRIAL SERVICES - 1.0%
Ritchie Bros. Auctioneers, Inc.	393,000	9,644,220

INSURANCE - 2.6%
Travelers Cos., Inc. (The)	491,200	24,181,776

Meridian Value Fund
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INSURANCE BROKERS - 2.5%
Willis Group Holdings, Ltd. (United Kingdom)	840,000	$23,704,800

LEISURE & AMUSEMENT - 3.4%
Carnival Corp.	498,700	16,596,736
Polaris Industries, Inc.	368,600	15,031,508

		31,628,244

METALS - 2.1%
Cameco Corp.	354,800	9,863,440
Newmont Mining Corp.	235,000	10,344,700

		20,208,140

PHARMACEUTICALS - 1.3%
BioMarin Pharmaceutical, Inc.*	658,700	11,909,296

PIPELINES - 1.9%
Kinder Morgan Management, LLC*	383,311	18,149,776

RAILROADS - 2.1%
Union Pacific Corp.	335,200	19,558,920

REITS-DIVERSIFIED - 2.2%
Host Hotels & Resorts, Inc. REIT	990,900	11,662,893
Redwood Trust, Inc. REIT	576,700	8,938,850

		20,601,743

RETAIL - 9.7%
Best Buy Co., Inc.	313,800	11,773,776
Carter’s Inc.*	673,600	17,985,120
Costco Wholesale Corp.	343,900	19,416,594
Kohl’s Corp.*	310,200	17,696,910
Mattel, Inc.	1,298,900	23,977,694

		90,850,094

SEMICONDUCTORS - 3.8%
NVIDIA Corp.*	1,445,100	21,719,853
Power Integrations, Inc.	430,600	14,351,898

		36,071,751

TECHNOLOGY - 6.3%
Autodesk, Inc.*	403,400	9,600,920
Cisco Systems, Inc.*	899,600	21,176,584
Itron, Inc.*	105,500	6,766,770
Zebra Technologies Corp. Class A*	829,700	21,514,121

		59,058,395

TECH-SOFTWARE - 4.5%
Adobe Systems, Inc.*	679,100	22,437,464
Citrix Systems, Inc.*	493,800	19,371,774

		41,809,238

TRUCKING - 3.6%
Con-way, Inc.	519,900	19,922,568
Heartland Express, Inc.	993,600	14,307,840

		34,230,408

UTILITIES - 2.2%
Hawaiian Electric Industries, Inc.	1,120,375	20,301,195

TOTAL COMMON STOCKS - 95.6% (Cost $762,996,323)		898,215,237

U.S. GOVERNMENT OBLIGATIONS - 2.7%
U.S. Treasury Bill @ .177%** due 10/22/09 (Face Value $15,000,000)		14,998,469
U.S. Treasury Bill @ .139%** due 10/29/09 (Face Value $10,000,000)		9,998,934

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $24,997,403)		24,997,403

TOTAL INVESTMENTS - 98.3% (Cost $787,993,726)		923,212,640

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.7%		15,814,890

NET ASSETS - 100.0%		$939,027,530

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedule of Investments.

Meridian Fund, Inc.
Notes to Schedule of Investments
September 30, 2009 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. (the “Adviser”) under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors (the “Board”). Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: Various inputs are used in determining the fair value of investments, which are as follows:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of September 30, 2009 is as follows:

	Meridian	Meridian	Meridian
Valuation Inputs	Equity Income	Growth	Value

Level 1 - Quoted Prices*	$23,114,736	$1,294,194,155	$898,215,237
Level 2 - Other Significant Observable Inputs**	—	49,994,740	24,997,403
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$23,114,736	$1,344,188,895	$923,212,640

*	Level 1 investments are all common stock and industry classifications are defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Bills.

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Aggregate Cost	Appreciation	Depreciation	(Depreciation)

Equity Income Fund	$24,419,310	$1,392,479	$(2,697,053)	$(1,304,574)
Growth Fund	1,184,740,155	211,910,820	(52,462,080)	159,448,740
Value Fund	787,993,726	164,942,717	(29,723,803)	(135,218,914)

(THIS PAGE INTENTIONALLY LEFT BLANK)

MERIDIAN FUND, INC.

This report is submitted for
the information of shareholders of
Meridian Fund, Inc. It is not
authorized for distribution to
prospective investors unless
preceded or accompanied by an
effective prospectus.
Officers and Directors

RICHARD F. ASTER, JR.
President and Director

MICHAEL S. ERICKSON

JAMES B. GLAVIN

HERBERT C. KAY

RONALD ROTTER

MICHAEL STOLPER
Directors

GREGG B. KEELING
Chief Financial Officer
Treasurer and Secretary
Chief Compliance Officer

Custodian
PFPC TRUST COMPANY
Philadelphia, Pennsylvania

Transfer Agent and Disbursing Agent
PNC GLOBAL INVESTMENT SERVICING (U.S.) INC.
King of Prussia, Pennsylvania
(800) 446-6662

Counsel
GOODWIN PROCTER LLP
Washington, D.C.

Independent Registered Public Accounting Firm
PRICEWATERHOUSECOOPERS LLP
San Francisco, California

MERIDIAN EQUITY INCOME FUND®
MERIDIAN GROWTH FUND®
MERIDIAN VALUE FUND®

FIRST QUARTER REPORT

60 E. Sir Francis Drake Blvd.
Wood Island, Suite 306
Larkspur, CA 94939

www.meridianfund.com

Telephone (800) 446-6662

September 30, 2009